LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Future Maturities of the Company's Lease Obligations
The following table presents the future maturities of the Company’s lease obligations as of March 31, 2021 (in thousands):

Remainder of 2021	$4,356
2022	5,441
2023	5,389
2024	3,712
2025	2,593
Thereafter	1,524
Total lease payments	23,015
Less: imputed interest	1,660
Total operating lease liabilities	$21,355

The following table presents the future maturities of the Company’s lease obligations as of December 31, 2020 (in thousands):

2021	$4,119
2022	3,611
2023	3,512
2024	1,919
2025	1,417
Thereafter	1,546
Total lease payments	16,124
Less: imputed interest	(1,177)
Total operating lease liabilities	$14,947

Schedule of Future Minimum Lease Payments Under ASC Topic 820
The following table presents the Company’s future minimum lease payments under ASC Topic 840 as of December 31, 2019 (in thousands):

2020	$3,224
2021	2,845
2022	2,608
2023	2,354
2024	968
Thereafter	2,195
Less: sublease rental income	(3,683)
Total	$10,511